Note 12 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Non-vested on January 1, 2016 (in shares) | shares	90,900
Non-vested on January 1, 2016 (in dollars per share) | $ / shares	$ 5.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	82,080
Granted (in dollars per share) | $ / shares	$ 1.21
Vested (in shares) | shares	(56,700)
Vested (in dollars per share) | $ / shares	$ 6.57
Non-vested on December 31, 2016 (in shares) | shares	116,280
Non-vested on December 31, 2016 (in dollars per share) | $ / shares	$ 2.08